Cost of Services (Tables)	6 Months Ended
Jun. 30, 2023
Cost of Services [Abstract]
Schedule of Cost of Services
	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Consultant fee	610,797	5,676,167	1,216,000
IT expenses	1,495,966	180,669	38,705
Training costs	-	192,398	41,217
Others	110,166	-	-
Total	2,216,929	6,049,234	1,295,922